Quarterly Report
May 31, 2019
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Equity 500 Index Portfolio
Schedule of Investments
May 31, 2019 (Unaudited)

State Street S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.9%
COMMUNICATION SERVICES — 10.2%
Activision Blizzard, Inc.	47,700	$2,068,749
Alphabet, Inc. Class A (a)	18,423	20,385,050
Alphabet, Inc. Class C (a)	18,945	20,908,270
AT&T, Inc.	448,500	13,715,130
Cars.com, Inc. (a)	1	21
CBS Corp. Class B	20,418	985,781
CenturyLink, Inc.	62,587	654,034
Charter Communications, Inc. Class A (a)	10,800	4,069,440
Comcast Corp. Class A	279,930	11,477,130
Discovery, Inc. Class A (a)(b)	9,497	258,888
Discovery, Inc. Class C (a)	20,660	529,722
DISH Network Corp. Class A (a)	15,100	545,261
Electronic Arts, Inc. (a)	19,021	1,770,475
Facebook, Inc. Class A (a)	147,307	26,142,573
Fox Corp. Class A (a)	22,603	796,304
Fox Corp. Class B (a)	10,400	360,984
Interpublic Group of Cos., Inc.	23,128	490,776
Netflix, Inc. (a)	27,196	9,335,843
News Corp. Class A	28,814	328,192
News Corp. Class B	7,500	87,375
Omnicom Group, Inc. (b)	12,950	1,001,812
Take-Two Interactive Software, Inc. (a)	7,600	821,940
TripAdvisor, Inc. (a)	7,215	304,978
Twitter, Inc. (a)	45,500	1,658,020
Verizon Communications, Inc.	256,351	13,932,677
Viacom, Inc. Class B	24,341	706,619
Walt Disney Co.	108,338	14,304,950
		147,640,994
CONSUMER DISCRETIONARY — 10.0%
Advance Auto Parts, Inc.	4,300	666,500
Amazon.com, Inc. (a)	25,502	45,267,835
Aptiv PLC	16,181	1,036,231
AutoZone, Inc. (a)	1,588	1,631,051
Best Buy Co., Inc.	14,413	903,263
Booking Holdings, Inc. (a)	2,808	4,650,666
BorgWarner, Inc.	13,223	469,152
Capri Holdings, Ltd. (a)	8,886	288,617
CarMax, Inc. (a)(b)	10,097	790,393
Carnival Corp.	24,649	1,261,782
Chipotle Mexican Grill, Inc. (a)	1,614	1,065,192
D.R. Horton, Inc.	22,479	961,202
Darden Restaurants, Inc.	8,117	944,169
Security Description	Shares	Value
Dollar General Corp.	16,287	$2,073,009
Dollar Tree, Inc. (a)	14,482	1,471,226
eBay, Inc.	55,158	1,981,827
Expedia Group, Inc.	6,723	773,145
Foot Locker, Inc.	8,000	314,800
Ford Motor Co.	236,360	2,250,147
Gap, Inc.	15,364	287,000
Garmin, Ltd.	7,360	562,893
General Motors Co.	80,477	2,683,103
Genuine Parts Co.	9,220	911,858
H&R Block, Inc. (b)	12,851	337,339
Hanesbrands, Inc.	23,400	347,490
Harley-Davidson, Inc.	10,385	339,797
Hasbro, Inc. (b)	7,628	725,728
Hilton Worldwide Holdings, Inc.	18,700	1,672,528
Home Depot, Inc.	70,110	13,310,383
Kohl's Corp.	11,188	551,792
Kontoor Brands, Inc. (a)	0	13
L Brands, Inc.	15,246	342,425
Leggett & Platt, Inc.	6,444	228,826
Lennar Corp. Class A	18,125	900,087
LKQ Corp. (a)	20,800	533,520
Lowe's Cos., Inc.	49,312	4,599,823
Macy's, Inc.	17,961	369,458
Marriott International, Inc. Class A	17,852	2,228,644
Mattel, Inc. (a)(b)	17,143	168,859
McDonald's Corp.	47,015	9,321,664
MGM Resorts International	31,800	789,276
Mohawk Industries, Inc. (a)	4,169	565,108
Newell Brands, Inc. (b)	26,350	353,617
NIKE, Inc. Class B	77,002	5,939,934
Nordstrom, Inc. (b)	7,756	242,763
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	705,759
O'Reilly Automotive, Inc. (a)	4,820	1,790,003
PulteGroup, Inc.	16,443	509,733
PVH Corp.	4,751	404,738
Ralph Lauren Corp.	3,436	361,227
Ross Stores, Inc.	23,344	2,170,759
Royal Caribbean Cruises, Ltd.	10,000	1,217,600
Starbucks Corp.	77,192	5,871,224
Tapestry, Inc.	19,000	542,640
Target Corp.	31,544	2,537,715
Tiffany & Co. (b)	6,581	586,433
TJX Cos., Inc.	75,250	3,784,322
Tractor Supply Co.	6,774	682,684
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	1,200,168
Under Armour, Inc. Class A (a)(b)	14,376	327,773
Under Armour, Inc. Class C (a)(b)	14,478	292,890
VF Corp.	20,128	1,648,081
Whirlpool Corp.	3,459	397,370
Wynn Resorts, Ltd.	6,259	671,778

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	18,190	$1,861,746
		144,678,778
CONSUMER STAPLES — 7.3%
Altria Group, Inc.	116,370	5,709,112
Archer-Daniels-Midland Co.	35,692	1,367,717
British American Tobacco PLC ADR	1	35
Brown-Forman Corp. Class B	10,827	541,133
Campbell Soup Co. (b)	12,083	438,734
Church & Dwight Co., Inc.	16,200	1,205,442
Clorox Co.	8,179	1,217,117
Coca-Cola Co.	238,422	11,713,673
Colgate-Palmolive Co.	53,079	3,695,360
Conagra Brands, Inc.	32,051	858,005
Constellation Brands, Inc. Class A	10,576	1,866,135
Costco Wholesale Corp.	26,934	6,452,848
Coty, Inc. Class A	16,044	197,983
Estee Lauder Cos., Inc. Class A	13,363	2,151,844
General Mills, Inc.	37,022	1,830,368
Hershey Co.	8,615	1,136,835
Hormel Foods Corp. (b)	15,998	631,761
J.M. Smucker Co.	7,355	894,074
Kellogg Co.	15,907	836,072
Kimberly-Clark Corp.	21,073	2,695,026
Kraft Heinz Co.	40,251	1,112,940
Kroger Co.	51,310	1,170,381
Lamb Weston Holdings, Inc.	9,400	556,950
McCormick & Co., Inc.	8,061	1,257,838
Molson Coors Brewing Co. Class B	11,409	627,267
Mondelez International, Inc. Class A	88,594	4,505,005
Monster Beverage Corp. (a)	22,987	1,421,976
PepsiCo, Inc.	87,038	11,140,864
Philip Morris International, Inc.	96,087	7,411,190
Procter & Gamble Co.	154,113	15,859,769
Sysco Corp.	28,335	1,950,015
Tyson Foods, Inc. Class A	19,191	1,456,405
Walmart, Inc.	88,799	9,007,771
Walgreens Boots Alliance, Inc.	48,613	2,398,565
		105,316,210
ENERGY — 4.8%
Anadarko Petroleum Corp.	30,344	2,135,307
Apache Corp.	24,970	650,968
Baker Hughes a GE Co.	33,794	723,530
Cabot Oil & Gas Corp.	26,722	668,584
Chevron Corp.	117,034	13,324,321
Cimarex Energy Co.	6,042	345,542
Concho Resources, Inc.	12,300	1,205,523
ConocoPhillips	70,103	4,133,273
Devon Energy Corp.	25,450	640,322
Diamondback Energy, Inc.	9,700	951,182
EOG Resources, Inc.	35,363	2,895,523
Security Description	Shares	Value
Exxon Mobil Corp.	261,272	$18,490,220
Halliburton Co.	56,167	1,195,795
Helmerich & Payne, Inc.	7,974	390,008
Hess Corp.	16,544	924,148
HollyFrontier Corp.	10,400	394,992
Kinder Morgan, Inc.	120,076	2,395,516
Marathon Oil Corp.	55,089	724,420
Marathon Petroleum Corp.	41,584	1,912,448
National Oilwell Varco, Inc.	24,341	507,510
Noble Energy, Inc.	32,895	703,953
Occidental Petroleum Corp.	45,135	2,246,369
ONEOK, Inc.	26,304	1,673,461
Phillips 66	25,592	2,067,834
Pioneer Natural Resources Co.	10,924	1,550,771
Schlumberger, Ltd.	85,393	2,962,283
TechnipFMC PLC	29,109	605,467
Valero Energy Corp.	25,986	1,829,414
Williams Cos., Inc.	76,410	2,015,696
		70,264,380
FINANCIALS — 12.8%
Affiliated Managers Group, Inc.	3,376	282,976
Aflac, Inc.	46,774	2,399,506
Allstate Corp.	20,267	1,935,701
American Express Co.	42,852	4,915,553
American International Group, Inc.	53,032	2,708,344
Ameriprise Financial, Inc.	8,663	1,197,486
Aon PLC	14,782	2,661,795
Arthur J Gallagher & Co.	12,000	1,010,400
Assurant, Inc.	3,046	304,478
Bank of America Corp.	553,566	14,724,856
Bank of New York Mellon Corp.	52,891	2,257,917
BB&T Corp.	46,539	2,175,698
Berkshire Hathaway, Inc. Class B (a)	120,019	23,694,151
BlackRock, Inc.	7,418	3,082,624
Capital One Financial Corp.	28,168	2,418,786
Cboe Global Markets, Inc.	7,500	814,050
Charles Schwab Corp.	73,489	3,057,877
Chubb, Ltd.	28,041	4,095,949
Cincinnati Financial Corp.	9,205	904,299
Citigroup, Inc.	145,593	9,048,605
Citizens Financial Group, Inc.	28,500	928,530
CME Group, Inc.	22,092	4,244,315
Comerica, Inc.	9,017	620,550
Discover Financial Services	20,277	1,511,650
E*TRADE Financial Corp.	13,889	622,227
Everest Re Group, Ltd.	2,700	668,682
Fifth Third Bancorp	41,054	1,087,931
First Republic Bank	10,500	1,018,710
Franklin Resources, Inc. (b)	17,151	545,745
Goldman Sachs Group, Inc.	21,188	3,866,598
Hartford Financial Services Group, Inc.	22,230	1,170,632
Huntington Bancshares, Inc.	70,265	888,852
Intercontinental Exchange, Inc.	36,125	2,969,836

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Invesco, Ltd.	21,089	$412,079
Jefferies Financial Group, Inc.	17,509	309,384
JPMorgan Chase & Co.	202,072	21,411,549
KeyCorp	64,479	1,029,730
Lincoln National Corp.	11,710	696,160
Loews Corp.	16,912	868,600
M&T Bank Corp.	8,234	1,314,146
Marsh & McLennan Cos., Inc.	30,734	2,938,170
MetLife, Inc.	58,526	2,704,486
Moody's Corp.	10,134	1,853,306
Morgan Stanley	79,455	3,233,024
MSCI, Inc.	5,400	1,188,054
Nasdaq, Inc.	6,925	627,682
Northern Trust Corp.	13,910	1,189,583
People's United Financial, Inc.	22,434	344,811
PNC Financial Services Group, Inc.	28,242	3,594,077
Principal Financial Group, Inc.	15,726	810,990
Progressive Corp.	35,752	2,834,419
Prudential Financial, Inc.	25,537	2,359,108
Raymond James Financial, Inc.	7,800	644,124
Regions Financial Corp.	68,043	941,035
S&P Global, Inc.	15,298	3,271,936
State Street Corp. (c)	24,347	1,345,172
SunTrust Banks, Inc.	27,382	1,643,194
SVB Financial Group (a)	3,500	704,900
Synchrony Financial	38,271	1,287,054
T Rowe Price Group, Inc.	15,120	1,529,237
Torchmark Corp.	6,384	545,896
Travelers Cos., Inc.	16,198	2,357,943
Unum Group	14,124	444,765
US Bancorp	91,730	4,604,846
Wells Fargo & Co.	253,846	11,263,147
Willis Towers Watson PLC	8,379	1,470,515
Zions Bancorp NA	12,058	519,338
		186,127,769
HEALTH CARE — 13.9%
Abbott Laboratories	108,549	8,263,835
AbbVie, Inc.	90,363	6,931,746
ABIOMED, Inc. (a)	2,800	733,376
Agilent Technologies, Inc.	20,275	1,359,439
Alexion Pharmaceuticals, Inc. (a)	13,327	1,515,013
Align Technology, Inc. (a)	4,500	1,279,575
Allergan PLC	19,326	2,356,033
AmerisourceBergen Corp.	10,552	821,579
Amgen, Inc.	38,091	6,349,770
Anthem, Inc.	15,719	4,369,568
Baxter International, Inc.	28,970	2,127,557
Becton Dickinson and Co.	16,477	3,846,391
Biogen, Inc. (a)	12,147	2,663,716
Boston Scientific Corp. (a)	87,477	3,359,991
Bristol-Myers Squibb Co.	101,012	4,582,914
Cardinal Health, Inc.	18,624	783,512
Celgene Corp. (a)	43,365	4,067,203
Centene Corp. (a)	26,200	1,513,050
Security Description	Shares	Value
Cerner Corp. (a)	20,963	$1,466,781
Cigna Corp. (a)	23,284	3,446,498
Cooper Cos., Inc.	3,300	982,707
CVS Health Corp.	80,133	4,196,565
Danaher Corp.	38,878	5,132,285
DaVita, Inc. (a)	6,772	294,040
DENTSPLY SIRONA, Inc.	14,366	773,896
Edwards Lifesciences Corp. (a)	12,490	2,132,043
Eli Lilly & Co.	53,662	6,221,572
Gilead Sciences, Inc.	79,746	4,964,188
HCA Healthcare, Inc.	16,000	1,935,360
Henry Schein, Inc. (a)	9,700	625,262
Hologic, Inc. (a)	17,600	774,576
Humana, Inc.	8,117	1,987,529
IDEXX Laboratories, Inc. (a)	5,400	1,348,758
Illumina, Inc. (a)	9,300	2,854,263
Incyte Corp. (a)	11,900	935,697
Intuitive Surgical, Inc. (a)	6,956	3,233,497
IQVIA Holdings, Inc. (a)	10,000	1,358,500
Johnson & Johnson	164,341	21,553,322
Laboratory Corp. of America Holdings (a)	6,447	1,048,347
McKesson Corp.	12,231	1,493,894
Medtronic PLC	83,404	7,721,542
Merck & Co., Inc.	159,998	12,673,441
Mettler-Toledo International, Inc. (a)	1,600	1,156,944
Mylan NV (a)	30,507	512,518
Nektar Therapeutics (a)(b)	10,700	335,124
PerkinElmer, Inc.	7,032	607,143
Perrigo Co. PLC	8,714	366,162
Pfizer, Inc.	341,848	14,193,529
Quest Diagnostics, Inc.	8,458	811,207
Regeneron Pharmaceuticals, Inc. (a)	5,058	1,526,100
ResMed, Inc.	9,500	1,084,140
Stryker Corp.	18,795	3,443,996
Teleflex, Inc.	2,900	836,070
Thermo Fisher Scientific, Inc.	25,012	6,677,704
UnitedHealth Group, Inc.	59,122	14,295,699
Universal Health Services, Inc. Class B	5,300	633,615
Varian Medical Systems, Inc. (a)	6,031	761,474
Vertex Pharmaceuticals, Inc. (a)	15,348	2,550,531
Waters Corp. (a)	4,215	845,993
WellCare Health Plans, Inc. (a)	3,100	856,189
Zimmer Biomet Holdings, Inc.	12,127	1,381,629
Zoetis, Inc.	30,228	3,054,539
		202,009,137
INDUSTRIALS — 9.2%
3M Co.	35,243	5,630,069
Alaska Air Group, Inc.	8,200	477,240
Allegion PLC	5,437	527,661
American Airlines Group, Inc.	24,400	664,412
AMETEK, Inc.	13,301	1,089,219
AO Smith Corp.	9,700	392,850

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Arconic, Inc.	28,263	$618,960
Boeing Co.	32,524	11,110,524
C.H. Robinson Worldwide, Inc.	8,582	683,385
Caterpillar, Inc.	36,055	4,319,750
Cintas Corp.	4,922	1,091,847
Copart, Inc. (a)	13,200	943,536
CSX Corp.	48,259	3,593,848
Cummins, Inc.	8,944	1,348,397
Deere & Co.	19,454	2,726,867
Delta Air Lines, Inc.	39,466	2,032,499
Dover Corp.	8,545	764,008
Eaton Corp. PLC	25,999	1,936,665
Emerson Electric Co.	37,969	2,287,253
Equifax, Inc.	7,595	918,235
Expeditors International of Washington, Inc.	10,644	740,716
Fastenal Co.	35,284	1,079,338
FedEx Corp.	14,950	2,306,486
Flowserve Corp.	9,555	443,830
Fluor Corp.	9,256	256,576
Fortive Corp.	17,481	1,331,178
Fortune Brands Home & Security, Inc.	10,100	485,406
General Dynamics Corp.	16,789	2,700,007
General Electric Co.	539,449	5,092,399
Harris Corp.	7,498	1,403,551
Honeywell International, Inc.	44,703	7,345,150
Huntington Ingalls Industries, Inc.	2,800	574,336
IHS Markit, Ltd. (a)	23,400	1,342,926
Illinois Tool Works, Inc.	18,471	2,579,290
Ingersoll-Rand PLC	15,116	1,788,827
Jacobs Engineering Group, Inc.	7,057	531,322
JB Hunt Transport Services, Inc.	5,500	468,270
Johnson Controls International PLC	54,993	2,118,330
Kansas City Southern	5,704	646,149
L3 Technologies, Inc.	5,165	1,250,240
Lockheed Martin Corp.	15,290	5,176,277
Masco Corp.	17,839	622,938
Nielsen Holdings PLC	23,375	531,314
Norfolk Southern Corp.	16,468	3,213,566
Northrop Grumman Corp.	10,486	3,179,879
PACCAR, Inc.	21,435	1,410,852
Parker-Hannifin Corp.	8,414	1,281,620
Pentair PLC	9,491	330,477
Quanta Services, Inc.	9,993	347,357
Raytheon Co.	17,636	3,077,482
Republic Services, Inc.	13,414	1,134,690
Robert Half International, Inc.	6,974	374,225
Rockwell Automation, Inc.	7,479	1,113,249
Rollins, Inc.	9,450	355,036
Roper Technologies, Inc.	6,335	2,178,733
Snap-on, Inc.	3,572	556,946
Southwest Airlines Co.	31,927	1,519,725
Stanley Black & Decker, Inc.	9,650	1,227,673
Security Description	Shares	Value
Textron, Inc.	14,806	$670,712
TransDigm Group, Inc. (a)	3,100	1,366,945
Union Pacific Corp.	44,338	7,394,692
United Continental Holdings, Inc. (a)	14,200	1,102,630
United Parcel Service, Inc. Class B	42,655	3,963,503
United Rentals, Inc. (a)	4,500	495,450
United Technologies Corp.	50,379	6,362,868
Verisk Analytics, Inc.	10,300	1,442,000
W.W. Grainger, Inc.	2,712	709,703
Wabtec Corp. (b)	8,482	529,107
Waste Management, Inc.	24,704	2,701,382
Xylem, Inc.	11,434	848,631
		132,861,214
INFORMATION TECHNOLOGY — 20.6%
Accenture PLC Class A	39,382	7,012,753
Adobe, Inc. (a)	30,113	8,157,612
Advanced Micro Devices, Inc. (a)(b)	57,400	1,573,334
Akamai Technologies, Inc. (a)	10,234	771,234
Alliance Data Systems Corp.	2,904	399,300
Amphenol Corp. Class A	17,680	1,538,160
Analog Devices, Inc.	22,470	2,171,051
ANSYS, Inc. (a)	4,800	861,600
Apple, Inc.	276,964	48,488,087
Applied Materials, Inc.	58,453	2,261,547
Arista Networks, Inc. (a)	3,100	758,229
Autodesk, Inc. (a)	13,370	2,151,367
Automatic Data Processing, Inc.	26,965	4,317,636
Broadcom, Inc.	24,235	6,098,495
Broadridge Financial Solutions, Inc.	7,000	874,090
Cadence Design Systems, Inc. (a)	16,300	1,036,191
Cisco Systems, Inc.	271,129	14,106,842
Citrix Systems, Inc.	7,078	666,181
Cognizant Technology Solutions Corp. Class A	36,627	2,268,310
Corning, Inc.	50,250	1,449,210
DXC Technology Co.	15,691	745,950
F5 Networks, Inc. (a)	3,759	496,489
Fidelity National Information Services, Inc.	19,586	2,356,196
Fiserv, Inc. (a)(b)	24,484	2,102,196
FleetCor Technologies, Inc. (a)	5,100	1,316,871
FLIR Systems, Inc.	8,239	398,191
Fortinet, Inc. (a)	9,200	666,816
Gartner, Inc. (a)	6,000	907,800
Global Payments, Inc.	9,375	1,444,125
Hewlett Packard Enterprise Co.	89,363	1,226,060
HP, Inc.	93,363	1,744,021
Intel Corp.	276,920	12,195,557
International Business Machines Corp.	54,547	6,926,924

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	15,826	$3,874,996
IPG Photonics Corp. (a)	2,500	312,925
Jack Henry & Associates, Inc.	4,900	642,978
Juniper Networks, Inc.	22,844	562,191
Keysight Technologies, Inc. (a)	12,000	901,560
KLA-Tencor Corp.	9,873	1,017,610
Lam Research Corp.	9,581	1,672,938
Mastercard, Inc. Class A	56,049	14,095,763
Maxim Integrated Products, Inc.	17,800	936,102
Microchip Technology, Inc. (b)	15,006	1,200,930
Micron Technology, Inc. (a)	70,928	2,312,962
Microsoft Corp.	474,377	58,670,947
Motorola Solutions, Inc.	10,428	1,563,679
NetApp, Inc.	14,443	855,026
NVIDIA Corp.	37,112	5,027,192
Oracle Corp.	158,770	8,033,762
Paychex, Inc.	19,231	1,649,827
PayPal Holdings, Inc. (a)	72,458	7,952,266
Qorvo, Inc. (a)	7,600	464,968
QUALCOMM, Inc.	75,185	5,023,862
Red Hat, Inc. (a)	11,330	2,088,119
salesforce.com, Inc. (a)	47,205	7,147,309
Seagate Technology PLC	15,076	630,931
Skyworks Solutions, Inc.	10,000	666,300
Symantec Corp.	39,403	738,018
Synopsys, Inc. (a)	9,400	1,094,536
TE Connectivity, Ltd.	21,649	1,823,495
Texas Instruments, Inc.	57,406	5,988,020
Total System Services, Inc.	9,299	1,148,705
VeriSign, Inc. (a)	6,920	1,349,262
Visa, Inc. Class A	107,840	17,397,827
Western Digital Corp.	19,506	726,013
Western Union Co. (b)	27,940	542,036
Xerox Corp.	10,023	306,804
Xilinx, Inc.	16,042	1,641,257
		299,549,541
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	13,207	2,688,813
Albemarle Corp. (b)	7,100	449,430
Avery Dennison Corp.	5,818	605,421
Ball Corp.	21,216	1,302,450
Celanese Corp. Series A	8,600	816,398
CF Industries Holdings, Inc.	14,730	592,735
Dow, Inc. (a)	47,310	2,212,216
DowDuPont, Inc.	137,332	4,191,373
Eastman Chemical Co.	8,972	582,462
Ecolab, Inc.	15,265	2,810,134
FMC Corp.	8,622	633,286
Freeport-McMoRan, Inc.	90,364	877,434
International Flavors & Fragrances, Inc. (b)	6,280	850,438
International Paper Co.	25,408	1,053,670
Linde PLC	33,929	6,125,881
LyondellBasell Industries NV Class A	19,252	1,429,461
Martin Marietta Materials, Inc.	4,055	853,577
Security Description	Shares	Value
Mosaic Co.	20,816	$446,919
Newmont Mining Corp.	51,773	1,713,169
Nucor Corp.	17,606	845,088
Packaging Corp. of America	6,300	561,204
PPG Industries, Inc.	14,088	1,474,309
Sealed Air Corp.	11,269	472,171
Sherwin-Williams Co.	5,187	2,175,687
Vulcan Materials Co.	8,390	1,047,995
Westrock Co.	16,448	536,205
		37,347,926
REAL ESTATE — 3.1%
Alexandria Real Estate Equities, Inc. REIT	6,700	980,947
American Tower Corp. REIT	27,682	5,779,171
Apartment Investment & Management Co. Class A, REIT	9,769	487,962
AvalonBay Communities, Inc. REIT	8,429	1,711,171
Boston Properties, Inc. REIT	9,821	1,284,881
CBRE Group, Inc. Class A (a)	20,108	918,936
Crown Castle International Corp. REIT	25,342	3,294,713
Digital Realty Trust, Inc. REIT	13,300	1,565,676
Duke Realty Corp. REIT	22,500	677,025
Equinix, Inc. REIT	5,138	2,495,989
Equity Residential REIT	22,038	1,687,450
Essex Property Trust, Inc. REIT	4,155	1,212,180
Extra Space Storage, Inc. REIT	7,500	803,700
Federal Realty Investment Trust REIT	4,600	601,358
HCP, Inc. REIT	31,277	991,794
Host Hotels & Resorts, Inc. REIT	48,759	883,025
Iron Mountain, Inc. REIT	18,074	553,968
Kimco Realty Corp. REIT	23,116	402,218
Macerich Co. REIT (b)	7,245	263,211
Mid-America Apartment Communities, Inc. REIT	6,900	787,842
Prologis, Inc. REIT	38,346	2,824,950
Public Storage REIT	9,452	2,248,442
Realty Income Corp. REIT	18,100	1,268,448
Regency Centers Corp. REIT	10,499	692,514
SBA Communications Corp. REIT (a)	7,100	1,536,511
Simon Property Group, Inc. REIT	19,435	3,150,219
SL Green Realty Corp. REIT	4,600	395,600
UDR, Inc. REIT	17,800	797,084
Ventas, Inc. REIT	22,403	1,440,513
Vornado Realty Trust REIT	10,446	691,839
Welltower, Inc. REIT	23,881	1,939,615
Weyerhaeuser Co. REIT	44,598	1,016,834
		45,385,786
UTILITIES — 3.4%
AES Corp.	43,759	691,392

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Alliant Energy Corp.	14,700	$697,662
Ameren Corp.	15,156	1,111,541
American Electric Power Co., Inc.	29,643	2,552,855
American Water Works Co., Inc.	11,300	1,277,126
Atmos Energy Corp.	7,400	753,320
CenterPoint Energy, Inc.	31,335	891,167
CMS Energy Corp.	18,801	1,054,924
Consolidated Edison, Inc.	19,600	1,691,480
Dominion Energy, Inc.	49,824	3,745,768
DTE Energy Co.	11,439	1,435,251
Duke Energy Corp.	45,391	3,885,924
Edison International	21,305	1,264,878
Entergy Corp.	11,200	1,087,184
Evergy, Inc.	16,499	959,252
Eversource Energy	20,243	1,494,743
Exelon Corp.	58,459	2,810,709
FirstEnergy Corp.	32,329	1,333,248
NextEra Energy, Inc.	29,457	5,838,672
NiSource, Inc.	23,078	642,722
NRG Energy, Inc.	17,798	605,844
Pinnacle West Capital Corp.	6,556	615,674
PPL Corp.	44,756	1,331,939
Public Service Enterprise Group, Inc.	32,336	1,900,063
Sempra Energy	16,524	2,172,080
Southern Co.	64,984	3,476,644
WEC Energy Group, Inc.	20,287	1,634,118
Xcel Energy, Inc.	30,700	1,760,338
		48,716,518
TOTAL COMMON STOCKS (Cost $442,011,449)		1,419,898,253

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.36% (d) (e)	26,425,324	$26,425,324
State Street Navigator Securities Lending Portfolio II (c) (f)	7,127,250	7,127,250
TOTAL SHORT-TERM INVESTMENTS (Cost $33,552,574)		33,552,574
TOTAL INVESTMENTS — 100.2% (Cost $475,564,023)		1,453,450,827
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,340,334)
NET ASSETS — 100.0%		$1,450,110,493
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2019.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2019.
(f)	Investment of cash collateral for securities loaned.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	201	06/21/2019	$28,541,338	$27,663,630	$(877,708)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of May 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,419,898,253	$—	$—	$1,419,898,253
Short-Term Investments	33,552,574	—	—	33,552,574
TOTAL INVESTMENTS	$1,453,450,827	$—	$—	$1,453,450,827
See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
May 31, 2019 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$(877,708)	$—	$—	$(877,708)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(877,708)	$—	$—	$(877,708)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/19	Value at 5/31/19	Dividend Income
State Street Corp.	24,347	$1,535,565	$—	$—	$—	$(190,393)	24,347	$1,345,172	$11,443
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,348,182	27,348,182	100,061,655	100,984,513	—	—	26,425,324	26,425,324	232,526
State Street Navigator Securities Lending Portfolio II	2,502,193	2,502,193	59,659,519	55,034,462	—	—	7,127,250	7,127,250	36,868
Total		$31,385,940	$159,721,174	$156,018,975	$—	$(190,393)		$34,897,746	$280,837
See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Notes to Schedule of Investments — May 31, 2019 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of May 31, 2019 is disclosed in the Portfolio’s Schedule of Investments.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Notes to Schedule of Investments — May 31, 2019 (Unaudited)  (continued)

Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2019, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of May 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$527,335,461	$997,656,309	$72,418,651	$925,237,658
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings other than below.
The State Street S&P 500 Index Fund ( the “Fund”) had been operating in a “master-feeder” arrangement, under which the Fund invested substantially all of its assets in a corresponding series of State Street Master Funds (i.e., a “master fund”), namely State Street Equity 500 Index Portfolio.
The master fund was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund. As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the corresponding master fund.
At a meeting held on May 15, 2019, the Board of Trustees approved discontinuing the Fund's investment strategy of investing through the master-feeder arrangement. Accordingly, effective June 17, 2019, all references to the master-feeder arrangement for the Fund and the master fund are removed from the prospectus and SAI. Other than discontinuing the master-feeder arrangement, there is no change to the investment objective, strategies or policies of the Fund. In addition, there is no anticipated change in the Fund's operating expenses. As a result, SSGA Funds Management, Inc., the Fund's investment adviser, does not expect the discontinuation of the master-feeder arrangement to materially affect the Fund's investment returns.